Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value, class
Disclosure of fair value measurement of assets [line items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 299	€ (41)
Level 3
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	11,005	9,118
Realised gain/loss recognised in the statement of profit or loss during the period	(302)	28
Revaluation recognised in other comprehensive income during the period	6	(3)
Purchase of assets	3,444	6,862
Sale of assets	(1,067)	(2,402)
Maturity/settlement	(294)	(1,449)
Reclassifications	11	0
Transfers into Level 3	593	1,014
Transfers out of Level 3	(1,796)	(2,169)
Exchange rate differences	(9)	12
Changes in the composition of the group and other changes	7	(6)
Closing balance	11,597	11,005
Level 3 | Financial assets mandatorily at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	5,721	3,499
Realised gain/loss recognised in the statement of profit or loss during the period	123	294
Purchase of assets	2,464	4,424
Sale of assets	(251)	(1,605)
Maturity/settlement	(95)	(294)
Reclassifications	3	0
Transfers into Level 3	565	615
Transfers out of Level 3	(1,440)	(1,214)
Exchange rate differences	(4)	5
Changes in the composition of the group and other changes	6	(1)
Closing balance	7,092	5,721
Level 3 | Financial assets designated at FVPL
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	4,121	3,547
Realised gain/loss recognised in the statement of profit or loss during the period	(622)	(54)
Purchase of assets	211	1,600
Sale of assets	(778)	(10)
Maturity/settlement	(189)	(988)
Reclassifications	0	0
Transfers into Level 3	0	30
Transfers out of Level 3	0	(3)
Exchange rate differences	(4)	(2)
Changes in the composition of the group and other changes	1	0
Closing balance	2,740	4,121
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	270	938
Revaluation recognised in other comprehensive income during the period	6	(3)
Purchase of assets	160	154
Sale of assets	(4)	(418)
Maturity/settlement	0	(20)
Reclassifications	8	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(384)
Exchange rate differences		9
Changes in the composition of the group and other changes	0	(5)
Closing balance	440	270
Level 3 | Trading assets
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	824	848
Realised gain/loss recognised in the statement of profit or loss during the period	180	(175)
Purchase of assets	609	486
Sale of assets	(35)	(111)
Maturity/settlement	(9)	(140)
Reclassifications	0	0
Transfers into Level 3	29	370
Transfers out of Level 3	(347)	(454)
Exchange rate differences	(1)	0
Changes in the composition of the group and other changes	0	0
Closing balance	1,249	824
Level 3 | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Opening balance as at 1 January	68	286
Realised gain/loss recognised in the statement of profit or loss during the period	17	(38)
Purchase of assets	1	198
Sale of assets	0	(257)
Maturity/settlement	0	(7)
Reclassifications	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(9)	(114)
Exchange rate differences	0	0
Changes in the composition of the group and other changes	0	0
Closing balance	€ 77	€ 68